Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net loss	$ (10,311,035)	$ (10,189,391)	$ (11,013,966)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation expense	2,294,586	3,730,818	2,438,320
Amortization expense of land use rights	122,241	90,027	90,403
Amortization expense of intangible assets	961,483	905,482	533,328
Amortization expense of right-of-use assets	11,421	55,396	140,626
Bad debt (recovery) expense for accounts receivable	(7,214)	524,426	13,538
Bad debt recovery for advances to suppliers	(502,474)	91,118	(18,772)
Inventory provision	889,301	253,145	346,033
Deferred tax assets, net	(5,329)		616,763
Gain from disposal of property, plant and equipment	(130,589)	(101,177)	(205,018)
Imputed interest for short-term borrowings from third parties			4,739
Changes in operating assets and liabilities:
Accounts receivable	199,265	1,810,209	(398,926)
Inventories	3,476,981	3,527,618	303,325
Advances to suppliers	1,225,543	(973,323)	4,607,233
Prepaid expenses and other receivables	484,841	(1,038,003)	(10,436)
Other long-term receivables		(437,651)	651,232
Accounts payable	1,797,992	(4,176,882)	260,017
Accrued expenses and other current liabilities	(1,166,594)	1,048,087	888,122
Advances from customers			(756,585)
Contract liabilities	795,181	(174,157)
Income tax payable		70,981	(772,092)
Operating lease liabilities	(50,355)	40,710	(256,165)
Other long-term payables			(53,039)
Net cash provided by (used in) operating activities	85,245	(4,942,568)	(2,591,320)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(7,202,097)	(2,420,335)	(4,484,821)
Disposal of property, plant and equipment	213,126	502,465	509,916
Purchases of intangible assets	(299,012)	(14,868)	(3,016,043)
Long-term investment		541,343
Net cash used in investing activities	(7,287,983)	(1,391,395)	(6,990,948)
Cash Flows from Financing Activities:
Proceeds received from stock issuance	1,657,536	2,484,475
Proceeds from (Repayments to) long-term payable	(346,595)	234,574
Net proceed from private placement	10,979,955	980,000
Proceeds from short-term bank borrowings	27,064,125	25,207,168	29,696,738
Repayments on short-term bank borrowings	(27,410,745)	(25,623,586)	(27,701,927)
Proceeds from short-term borrowings from third party individuals	851,300	3,431,306	2,323,622
Repayments on short-term borrowings from third party individuals	(1,319,396)	(2,473,523)	(670,608)
Proceeds from long-term bank borrowings			1,701,331
Proceeds from convertible bond	(1,071,488)	1,289,527
Proceeds from related parties	7,926,346	11,241,303	7,606,540
Repayments to related parties	(7,383,616)	(10,025,547)	(5,234,786)
Net cash provided by financing activities	10,947,422	6,745,697	7,720,910
Effect of changes in currency exchange rates	300,964	(229,668)	(788,138)
Net (decrease) increase in cash and cash equivalents	4,045,648	182,067	(2,649,496)
Cash and cash equivalents and restricted cash at the beginning of year	1,339,491	1,157,424	3,806,920
Cash and cash equivalents and restricted cash at the end of year	5,385,139	1,339,491	1,157,424
Reconciliation of cash and cash equivalents and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	5,074,702	1,024,569	854,518
Restricted cash	310,437	314,922	302,906
Total cash and cash equivalents and restricted cash	5,385,139	1,339,491	1,157,424
Supplemental disclosures of cash flows information:
Cash paid for income taxes	390	112	(78,190)
Cash paid for interest	1,559,187	1,200,734	1,014,303
Supplemental disclosures of non-cash flows information
Transfer of building from CIP to PP&E			2,883,668
Equity Incentive	575,000
Redemption of CVB	$ 195,000	$ 225,000